PROPERTY AND EQUIPMENT, NET	12 Months Ended
Feb. 28, 2021
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

6.           PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	As of	As of
	February 29,	February 28,
	2020	2021

Building	$59,489	$64,246
Leasehold improvement	316,528	446,203
Computer, network equipment and software	178,876	260,265
Vehicles	704	877
Office equipment and furniture	30,596	34,571
Construction in progress	16,025	59,492

Total cost of property and equipment	602,218	865,654
Less: accumulated depreciation	(235,562)	(354,239)

	$366,656	$511,415

For the years ended February 28, 2019, February 29, 2020 and February 28, 2021, depreciation expenses were $76,669, $99,511 and $136,960, respectively.

In December 2019, the Group entered into contracts for the development of office space on parcels in Beijing and Jiangsu. The direct costs related to the construction were capitalized as construction in progress for the years ended February 29, 2020 and February 28, 2021.